ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Sep. 30, 2016
Accrued Expenses And Other Liabilities

The components of accrued expenses and other liabilities are as follows:

	As of September 30,
	2015	2016
	US$	US$
Tuition fee payables to government agencies	13,084	16,048
Salary and welfare payable	4,555	5,394
Accrued expenses	3,349	3,841
Remuneration payable to lecturers	2,380	2,203
Uncertain income tax liabilities (Note 18)	171	163
Payables to employees in connection with options exercise	7	6
Other payable	2,447	2,909

	25,993	30,564